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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22405

ClearBridge Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2011- June 30, 2012

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22405

Reporting Period: 07/01/2011 - 06/30/2012

ClearBridge Energy MLP Fund Inc.

======================= ClearBridge Energy MLP Fund Inc. =======================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101

Meeting Date: JUN 05, 2012   Meeting Type: Annual

Record Date:  APR 09, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Pieter Bakker            For       For          Management

1.2   Elect Director C. Scott Hobbs           For       For          Management

1.3   Elect Director Mark C. McKinley         For       For          Management

2     Ratify Auditors                         For       For          Management

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COPANO ENERGY, L.L.C.

Ticker:       CPNO           Security ID:  217202100

Meeting Date: MAY 17, 2012   Meeting Type: Annual

Record Date:  MAR 19, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director James G. Crump           For       For          Management

1.2   Elect Director Ernie L. Danner          For       For          Management

1.3   Elect Director Scott A. Griffiths       For       For          Management

1.4   Elect Director Michael L. Johnson       For       For          Management

1.5   Elect Director Michael G. MacDougall    For       For          Management

1.6   Elect Director R. Bruce Northcutt       For       For          Management

1.7   Elect Director T. William Porter        For       For          Management

1.8   Elect Director William L. Thacker       For       For          Management

2     Ratify Auditors                         For       For          Management

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HOLLY ENERGY PARTNERS L P

Ticker:       HEP            Security ID:  435763107

Meeting Date: APR 25, 2012   Meeting Type: Special

Record Date:  MAR 23, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Amend Omnibus Stock Plan                For       For          Management

2     Adjourn Meeting                         For       For          Management

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LINN ENERGY, LLC

Ticker:       LINE           Security ID:  536020100

Meeting Date: APR 24, 2012   Meeting Type: Annual

Record Date:  MAR 01, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director George A. Alcorn         For       For          Management

1.2   Elect Director Mark E. Ellis            For       For          Management

1.3   Elect Director Terrence S. Jacobs       For       For          Management

1.4   Elect Director Michael C. Linn          For       For          Management

1.5   Elect Director Joseph P. McCoy          For       For          Management

1.6   Elect Director Jeffrey C. Swoveland     For       For          Management

2     Ratify Auditors                         For       For          Management

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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106

Meeting Date: APR 24, 2012   Meeting Type: Annual

Record Date:  FEB 24, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Robert G. Croyle         For       For          Management

1.2   Elect Director Barry R. Pearl           For       For          Management

2     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

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MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100

Meeting Date: JUN 01, 2012   Meeting Type: Annual

Record Date:  APR 04, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Frank M. Semple          For       For          Management

1.2   Elect Director Donald D. Wolf           For       For          Management

1.3   Elect Director Keith E. Bailey          For       For          Management

1.4   Elect Director Michael L. Beatty        For       For          Management

1.5   Elect Director Charles K. Dempster      For       For          Management

1.6   Elect Director Donald C. Heppermann     For       For          Management

1.7   Elect Director Randall J. Larson        For       For          Management

1.8   Elect Director Anne E. Fox Mounsey      For       For          Management

1.9   Elect Director William P. Nicoletti     For       For          Management

2     Amend Omnibus Stock Plan                For       For          Management

3     Ratify Auditors                         For       For          Management

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NUSTAR GP HOLDINGS, LLC

Ticker:       NSH            Security ID:  67059L102

Meeting Date: APR 25, 2012   Meeting Type: Annual

Record Date:  MAR 01, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director James F. Clingman, Jr.   For       For          Management

2     Ratify Auditors                         For       For          Management

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REGENCY ENERGY PARTNERS L P

Ticker:       RGP            Security ID:  75885Y107

Meeting Date: DEC 16, 2011   Meeting Type: Special

Record Date:  NOV 07, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Omnibus Stock Plan              For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ClearBridge Energy MLP Fund Inc.

By (Signature and Title)*	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

Date	August 24, 2012

* Print the name and title of each signing officer under his or her signature.